(Loss)/Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss)/Earnings Per Common Share [Abstract]
Net (loss) / income	$ 18,948	$ 8,616	$ (22,818)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	0	(900)	(1,067)
Less: Deemed dividend equivalents on preferred shares related to redemption value	(14,400)	(437)	(3,099)
Less: Dividends of preferred shares	(12,390)	(1,883)	(1,796)
Less: Deemed dividend on warrant inducement (Note 9)	(1,345)	0	0
Net (loss)/ income attributable to common shareholders	$ (9,187)	$ 5,396	$ (28,780)
(Loss) /Earnings per share [Abstract]
Weighted average common shares outstanding, basic (in shares)	3,033,785	1,991,599	1,175,874
(Loss) / earnings per share, basic (in dollars per share)	$ (3.03)	$ 2.71	$ (24.48)
(Loss) / earnings per share, diluted (in dollars per share)	$ (3.03)	$ 2.71	$ (24.48)
Series E Shares [Member]
(Loss)/Earnings Per Common Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	974,783	635,818	38,514